Related party transactions - Summary of transactions between related parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Short-term employee benefits	¥ 7,468	¥ 2,694	¥ 2,692
Share-based compensation	229,542	123,383	0
Total	¥ 237,010	¥ 126,077	¥ 2,692